Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months	$ 91,040,878		$ 91,040,878
Contract receivable, due in year two	22,782,759		22,782,759
Contract receivable, due in year three	10,970,170		10,970,170
Contract receivable, due in year four	$ 3,519,740		$ 3,519,740
Astrid and Kazak [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale leaseback transaction, rent expense	12 months	12 months	12 months
Astrid and Kazak [Member] | Time Charters [Member]
Commitments and Contingencies Disclosure [Line Items]
Minimum lease payments, sale leaseback transactions, next twelve months	$ 4,703,679		$ 4,703,679
Astrid and Kazak [Member] | Time Charters [Member] | Charter Hire Expenses [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale leaseback transaction, term of lease			$ 2,906,617